Subsequent events	12 Months Ended
Jun. 30, 2023
Events after reporting period [Abstract]
Subsequent events	Subsequent events
•New financing transactions
Subsequent to June 30, 2023, through the date of this annual report, certain of our Brazilian and Colombian subsidiaries entered into a number of financing agreements totaling an aggregate principal amount of $1,250.7 million with interest rates ranging from CDI Rate plus 1.80% to 3.04% and maturities ranging from October 2023 to September 2024 and COP$24,244.1 million with interest rates ranging from IBR Rate plus 3.20% to 5.60% and up to 16.60% at a fixed rate and maturities ranging from July 2024 to August 2028. These new financing transactions are in line with our business plan and reflect the seasonality of our business as the last quarter usually demands additional working capital.
•Closing of Referencia acquisition
On February 28, 2023, the Group entered into an agreement for the acquisition of a 70% interest in Referencia Agroinsumos LTDA., or “Referencia Agro.” The consideration transferred for the acquisition amounted $102,112 of which $67,112 was paid in cash on the closing date, and the remaining $35,000 will be paid in cash a year after the closing date.
This acquisition was completed on July 31, 2023 and the Group currently owns a 66.57% interest.
The following table summarizes the preliminary allocation of the consideration transferred as of July 29, 2022:

Cash paid	67,112
Payable in installments	35,000
Fair value of consideration transferred	102,112
(-) Fair value of net assets acquired:
Assets
Cash and cash equivalents	8,249
Trade receivables	43,462
Inventories	81,972
Property, plant and equipment	1,504
Intangible	34,731
Other assets	8,157
178,076
Liabilities
Borrowings	32,455
Trade payables	61,178
Other liabilities	42,205
135,838
Total identifiable net assets at fair value	42,238
Preliminary goodwill arising on acquisition	72,545
•Lavoro Limited Restricted Stock Unit Plan (“RSU Plan”)
On August 16, 2023 and September 27, 2023, the board of directors of Lavoro (the “Board”) adopted the Lavoro Limited Restricted Stock Unit Plan (the “RSU Plan”), which provides for the grant of restricted stock units (“RSUs”) to participants identified by the Board.
As of the date of the issuance of the consolidated financial statements, 1,634,852 RSUs have been granted, with each RSU entitling the holder to one share of Lavoro stock after the vesting period, as detailed below:

Options granted
Granted options	1,689,632
Canceled	(92,556)
1,597,076